Select Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.5%)
Anglo American Capital PLC
4.750%, 3/16/52 144A	3,036,000	2,306
5.500%, 5/2/33 144A	1,585,000	1,483
BHP Billiton Finance USA, Ltd. 4.875%, 2/27/26	5,363,000	5,288
Glencore Finance Canada, Ltd.
5.300%, 10/25/42 144A	483,000	419
6.000%, 11/15/41 144A	392,000	361
6.900%, 11/15/37 144A	1,109,000	1,115
Glencore Funding LLC
6.500%, 10/6/33 144A	3,213,000	3,207

Total		14,179

Communications (1.7%)
AT&T, Inc.
3.500%, 6/1/41	1,032,000	717
3.500%, 9/15/53	1,601,000	989
3.550%, 9/15/55	1,597,000	978
3.650%, 9/15/59	1,010,000	615
3.800%, 12/1/57	2,905,000	1,840
5.400%, 2/15/34	7,686,000	7,193
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	555,000	351
3.500%, 3/1/42	3,499,000	2,162
Comcast Corp.
2.987%, 11/1/63	1,207,000	668
4.049%, 11/1/52	1,041,000	772
5.350%, 11/15/27	2,121,000	2,120
Discovery Communications LLC 4.000%, 9/15/55	1,129,000	677
Meta Platforms, Inc.
5.600%, 5/15/53	2,035,000	1,926
5.750%, 5/15/63	2,035,000	1,918
T-Mobile USA, Inc.
1.500%, 2/15/26	723,000	656
2.250%, 2/15/26	2,254,000	2,075
2.550%, 2/15/31	1,613,000	1,283
3.750%, 4/15/27	3,431,000	3,206
4.800%, 7/15/28	2,143,000	2,059
4.950%, 3/15/28	2,141,000	2,078
5.050%, 7/15/33	2,679,000	2,486
5.750%, 1/15/34	2,138,000	2,086
Verizon Communications, Inc.
2.355%, 3/15/32	1,632,000	1,245
2.650%, 11/20/40	1,352,000	856
5.050%, 5/9/33	5,878,000	5,491
ViacomCBS, Inc. 4.950%, 5/19/50	1,303,000	883

Total		47,330

Consumer, Cyclical (1.7%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28 144A	3,541,000	3,365

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Ford Motor Credit Co. LLC
2.900%, 2/10/29	1,780,000	1,461
7.200%, 6/10/30	2,065,000	2,075
General Motors Co. 5.200%, 4/1/45	861,000	669
Harley-Davidson Financial Services, Inc.
6.500%, 3/10/28 144A	1,611,000	1,593
Hyundai Capital America
0.800%, 1/8/24 144A	849,000	837
1.300%, 1/8/26 144A	2,035,000	1,832
5.500%, 3/30/26 144A	1,102,000	1,088
5.600%, 3/30/28 144A	3,357,000	3,284
5.700%, 6/26/30 144A	2,128,000	2,047
5.950%, 9/21/26 144A	2,996,000	2,987
6.200%, 9/21/30 144A	2,675,000	2,635
Lowe’s Companies, Inc.
4.250%, 4/1/52	2,024,000	1,493
5.625%, 4/15/53	2,621,000	2,382
5.750%, 7/1/53	1,077,000	1,005
5.850%, 4/1/63	538,000	495
Marriott International, Inc. 2.750%, 10/15/33	1,712,000	1,292
5.550%, 10/15/28	1,605,000	1,587
McDonald’s Corp.
4.800%, 8/14/28	2,140,000	2,093
5.450%, 8/14/53	2,134,000	2,007
Toyota Motor Credit Corp. 5.250%, 9/11/28	2,140,000	2,128
Walmart, Inc.
4.100%, 4/15/33	2,692,000	2,462
4.500%, 4/15/53	1,616,000	1,391
WarnerMedia Holdings, Inc. 5.050%, 3/15/42	2,118,000	1,638
5.141%, 3/15/52	2,508,000	1,864
5.391%, 3/15/62	2,091,000	1,544

Total		47,254

Consumer, Non-cyclical (4.3%)
Abbott Laboratories
1.400%, 6/30/30	2,415,000	1,919
4.750%, 11/30/36	2,150,000	2,043
AbbVie, Inc.
3.200%, 11/21/29	2,937,000	2,592
4.050%, 11/21/39	1,140,000	933
4.250%, 11/21/49	5,475,000	4,334
4.300%, 5/14/36	1,557,000	1,366
4.450%, 5/14/46	710,000	580
4.500%, 5/14/35	534,000	482
4.550%, 3/15/35	2,686,000	2,443
Adani International Container Terminal Private, Ltd. 3.000%, 2/16/31 144A	843,630	634
Amgen, Inc.
5.250%, 3/2/25	5,359,000	5,319
5.650%, 3/2/53	6,979,000	6,532

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 2/1/36	5,439,000	4,985
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 4/15/38	2,861,000	2,480
AstraZeneca Finance LLC
4.875%, 3/3/28	2,353,000	2,312
4.900%, 3/3/30	3,215,000	3,132
BAT International Finance PLC 5.931%, 2/2/29	4,053,000	3,979
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25	1,107,000	1,023
2.750%, 5/14/31	230,000	186
Constellation Brands, Inc.
4.750%, 5/9/32	812,000	752
4.900%, 5/1/33	536,000	497
5.250%, 11/15/48	2,242,000	1,987
CVS Health Corp. 4.875%, 7/20/35	316,000	283
DH Europe Finance II SARL 2.200%, 11/15/24	2,640,000	2,538
Eli Lilly & Co.
4.700%, 2/27/33	1,073,000	1,033
4.950%, 2/27/63	751,000	681
Gilead Sciences, Inc. 2.600%, 10/1/40	1,670,000	1,102
HCA, Inc.
3.625%, 3/15/32	1,655,000	1,372
4.625%, 3/15/52	1,029,000	773
5.200%, 6/1/28	661,000	639
5.900%, 6/1/53	3,751,000	3,378
Kenvue, Inc.
4.900%, 3/22/33 144A	2,143,000	2,048
5.050%, 3/22/28 144A	2,147,000	2,119
5.050%, 3/22/53 144A	2,416,000	2,194
5.200%, 3/22/63 144A	537,000	484
Keurig Dr. Pepper, Inc. 4.500%, 4/15/52	2,029,000	1,601
Merck & Co., Inc.
4.500%, 5/17/33	545,000	510
5.000%, 5/17/53	1,086,000	988
5.150%, 5/17/63	815,000	743
Pfizer Investment Enterprises Pte., Ltd.
4.750%, 5/19/33	6,373,000	6,024
5.300%, 5/19/53	4,936,000	4,586
5.340%, 5/19/63	2,152,000	1,966
Philip Morris International, Inc.
4.875%, 2/15/28	4,653,000	4,508
5.000%, 11/17/25	2,278,000	2,251
5.125%, 11/17/27	2,900,000	2,840
5.125%, 2/15/30	3,497,000	3,354
5.250%, 9/7/28	2,320,000	2,272
5.375%, 2/15/33	1,766,000	1,674
5.500%, 9/7/30	1,513,000	1,471
5.625%, 9/7/33	2,668,000	2,566
5.750%, 11/17/32	547,000	534
Quanta Services, Inc. 0.950%, 10/1/24	1,918,000	1,814
S&P Global, Inc.
5.250%, 9/15/33 144A	1,602,000	1,561

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Takeda Pharmaceutical Co., Ltd. 4.400%, 11/26/23	620,000	619
UnitedHealth Group, Inc.
3.050%, 5/15/41	505,000	356
4.000%, 5/15/29	2,042,000	1,911
5.200%, 4/15/63	1,109,000	990
5.875%, 2/15/53	2,564,000	2,573

Total		116,866

Energy (1.5%)
Aker BP ASA
5.600%, 6/13/28 144A	3,189,000	3,116
6.000%, 6/13/33 144A	3,468,000	3,352
BP Capital Markets America, Inc.
3.001%, 3/17/52	1,284,000	787
4.812%, 2/13/33	5,888,000	5,510
Diamondback Energy, Inc.
6.250%, 3/15/33	1,607,000	1,608
6.250%, 3/15/53	2,732,000	2,606
Energy Transfer LP
4.400%, 3/15/27	476,000	451
4.950%, 5/15/28	3,554,000	3,400
5.300%, 4/15/47	2,779,000	2,257
5.750%, 2/15/33	3,908,000	3,757
6.125%, 12/15/45	859,000	764
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 3/31/34 144A	1,954,281	1,628
2.625%, 3/31/36 144A	1,480,000	1,144
2.940%, 9/30/40 144A	909,006	700
MPLX LP
4.950%, 3/14/52	1,992,000	1,558
5.000%, 3/1/33	3,230,000	2,943
5.650%, 3/1/53	578,000	497
ONEOK, Inc. 6.625%, 9/1/53	2,782,000	2,724
Petroleos Mexicanos 2.460%, 12/15/25	1,604,750	1,541
Sunoco Logistics Partners Operations LP 5.400%, 10/1/47	816,000	673

Total		41,016

Financial (7.7%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.150%, 10/29/23	6,664,000	6,639
Agree LP
2.000%, 6/15/28	2,012,000	1,664
2.600%, 6/15/33	458,000	334
4.800%, 10/1/32	1,009,000	894
American Express Co.
5.043%, (US SOFR plus 1.835%), 5/1/34 α	1,212,000	1,117
5.282%, (US SOFR plus 1.280%), 7/27/29 α	5,340,000	5,206
5.389%, (US SOFR plus 0.970%), 7/28/27 α	3,204,000	3,159
American Homes 4 Rent LP
3.625%, 4/15/32	1,852,000	1,532
4.300%, 4/15/52	830,000	600
American Tower Corp.
2.950%, 1/15/51	537,000	303
3.125%, 1/15/27	907,000	829
5.500%, 3/15/28	2,143,000	2,102

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.800%, 11/15/28	2,675,000	2,655
5.900%, 11/15/33	3,210,000	3,134
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α	3,251,000	2,881
3.419%, (US SOFR 3 Month plus 1.302%), 12/20/28 α	7,528,000	6,753
5.288%, (US SOFR plus 1.910%), 4/25/34 α	6,087,000	5,664
5.819%, (US SOFR plus 1.570%), 9/15/29 α	8,236,000	8,135
5.872%, (US SOFR plus 1.840%), 9/15/34 α	4,118,000	4,008
5.933%, (US SOFR plus 1.340%), 9/15/27 α	5,883,000	5,839
Bank of Montreal 5.717%, 9/25/28	5,350,000	5,293
The Bank of New York Mellon Corp.
4.947%, (US SOFR plus 1.026%), 4/26/27 α	3,211,000	3,134
4.967%, (US SOFR plus 1.606%), 4/26/34 α	536,000	494
Barclays PLC
6.224%, (US SOFR plus 2.980%), 5/9/34 α	3,291,000	3,118
6.490%, (US SOFR plus 2.220%), 9/13/29 α	3,201,000	3,175
6.692%, (US SOFR plus 2.620%), 9/13/34 α	2,758,000	2,693
7.437%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 11/2/33 α	752,000	772
BNP Paribas SA 5.335%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.500%), 6/12/29 144A α	4,256,000	4,134
Brighthouse Financial, Inc. 3.850%, 12/22/51	953,000	561
Brixmor Operating Partnership LP 2.500%, 8/16/31	1,771,000	1,339
Canadian Imperial Bank of Commerce
5.926%, 10/2/26	4,070,000	4,069
5.986%, 10/3/28	4,713,000	4,702
6.092%, 10/3/33	3,214,000	3,193
The Charles Schwab Corp. 6.136%, (US SOFR plus 2.010%), 8/24/34 α	2,136,000	2,078
Citibank NA 5.803%, 9/29/28	5,347,000	5,348
Citigroup, Inc. 6.174%, (US SOFR plus 2.661%), 5/25/34 α	6,388,000	6,105
Cooperatieve Rabobank U.A. 5.564%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.400%), 2/28/29 144A α	7,590,000	7,397
Credit Suisse Group AG
4.194%, (US SOFR plus 3.730%), 4/1/31 144A α	1,682,000	1,469
4.282%, 1/9/28 144A	2,436,000	2,240
6.442%, (US SOFR plus 3.700%), 8/11/28 144A α	2,425,000	2,423
Crown Castle International Corp.
1.050%, 7/15/26	2,886,000	2,532
2.900%, 4/1/41	1,072,000	688
3.650%, 9/1/27	1,498,000	1,375
3.800%, 2/15/28	1,060,000	972
4.800%, 9/1/28	1,060,000	1,006
5.000%, 1/11/28	3,606,000	3,484
Deutsche Bank AG 3.742%, (US SOFR plus 2.257%), 1/7/33 α	4,166,000	2,990
Essex Portfolio LP 2.550%, 6/15/31	955,000	740

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
Federal Realty Investment Trust 3.950%, 1/15/24	1,281,000	1,273
HSBC Holdings PLC 6.332%, (US SOFR plus 2.650%), 3/9/44 α	1,186,000	1,139
ING Groep NV
6.083%, (US SOFR plus 1.560%), 9/11/27 α	3,202,000	3,188
6.114%, (US SOFR plus 2.090%), 9/11/34 α	2,205,000	2,141
Invitation Homes Operating Partnership LP
2.000%, 8/15/31	319,000	236
4.150%, 4/15/32	1,843,000	1,585
KeyBank NA 5.000%, 1/26/33	2,762,000	2,325
MetLife, Inc. 5.375%, 7/15/33	4,629,000	4,450
Mid-America Apartments LP 4.300%, 10/15/23	949,000	948
Morgan Stanley
5.123%, (US SOFR plus 1.730%), 2/1/29 α	1,065,000	1,026
5.164%, (US SOFR plus 1.590%), 4/20/29 α	1,065,000	1,025
5.250%, (US SOFR plus 1.870%), 4/21/34 α	3,218,000	2,988
5.449%, (US SOFR plus 1.630%), 7/20/29 α	2,130,000	2,076
6.342%, (US SOFR plus 2.560%), 10/18/33 α	3,667,000	3,688
NNN REIT, Inc. 5.600%, 10/15/33	1,602,000	1,509
Realty Income Corp.
2.200%, 6/15/28	992,000	848
2.850%, 12/15/32	1,340,000	1,047
4.900%, 7/15/33	1,788,000	1,634
5.625%, 10/13/32	1,874,000	1,812
Regency Centers LP 2.950%, 9/15/29	2,537,000	2,159
Santander Holdings USA, Inc.
6.499%, (US SOFR plus 2.356%), 3/9/29 α	2,534,000	2,471
6.565%, (US SOFR plus 2.700%), 6/12/29 α	1,387,000	1,353
Store Capital Corp.
2.700%, 12/1/31	644,000	440
2.750%, 11/18/30	1,638,000	1,173
4.500%, 3/15/28	1,064,000	936
4.625%, 3/15/29	1,182,000	1,011
Sun Communities Operating LP 4.200%, 4/15/32	1,852,000	1,580
Truist Financial Corp. 6.047%, (US SOFR plus 2.050%), 6/8/27 α	1,819,000	1,799
Trust Fibra Uno 6.390%, 1/15/50 144A	1,215,000	930
UBS AG 5.650%, 9/11/28	2,480,000	2,439
UBS Group AG
6.246%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.800%), 9/22/29 144A α	2,208,000	2,185
6.301%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.000%), 9/22/34 144A α	1,666,000	1,627
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	970,000	968
Wells Fargo & Co. 4.611%, (US SOFR plus 2.130%), 4/25/53 α	1,065,000	834

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.897%, (US SOFR plus 2.100%), 7/25/33 α	8,934,000	8,085
5.557%, (US SOFR plus 1.990%), 7/25/34 α	1,598,000	1,513
5.574%, (US SOFR plus 1.740%), 7/25/29 α	3,195,000	3,117

Total		210,530

Industrial (2.1%)
The Boeing Co.
2.196%, 2/4/26	3,649,000	3,351
3.250%, 2/1/35	1,182,000	909
3.750%, 2/1/50	2,108,000	1,432
5.805%, 5/1/50	1,872,000	1,695
Burlington Northern Santa Fe LLC 4.450%, 1/15/53	430,000	356
Canadian Pacific Railway Co.
1.350%, 12/2/24	2,390,000	2,266
1.750%, 12/2/26	462,000	412
Crowley Conro LLC 4.181%, 8/15/43	1,220,528	1,115
Ingersoll-Rand, Inc. 5.700%, 8/14/33	2,150,000	2,075
John Deere Capital Corp.
4.150%, 9/15/27	5,065,000	4,881
4.700%, 6/10/30	3,421,000	3,290
4.950%, 7/14/28	854,000	842
5.150%, 9/8/26	3,737,000	3,725
5.150%, 9/8/33	3,737,000	3,655
L3Harris Technologies, Inc.
5.400%, 1/15/27	3,758,000	3,725
5.400%, 7/31/33	3,221,000	3,096
Lockheed Martin Corp. 4.750%, 2/15/34	3,844,000	3,639
Northrop Grumman Corp. 4.400%, 5/1/30	1,235,000	1,156
Raytheon Co. 5.375%, 2/27/53	1,264,000	1,144
Republic Services, Inc.
4.875%, 4/1/29	1,613,000	1,568
5.000%, 4/1/34	1,613,000	1,527
Union Pacific Corp.
2.375%, 5/20/31	1,023,000	828
2.800%, 2/14/32	1,388,000	1,145
3.375%, 2/14/42	1,154,000	847
Veralto Corp. 5.500%, 9/18/26 144A	2,076,000	2,067
Waste Management, Inc.
4.875%, 2/15/29	3,203,000	3,132
4.875%, 2/15/34	3,203,000	3,031

Total		56,909

Technology (2.5%)
Apple, Inc.
2.375%, 2/8/41	782,000	523
2.650%, 5/11/50	854,000	523
2.650%, 2/8/51	658,000	399
3.950%, 8/8/52	1,510,000	1,184
4.150%, 5/10/30	1,607,000	1,533
4.850%, 5/10/53	546,000	500
Broadcom, Inc.
2.450%, 2/15/31 144A	1,682,000	1,315
3.150%, 11/15/25	1,260,000	1,191

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Technology continued
3.469%, 4/15/34 144A	1,079,000	848
4.926%, 5/15/37 144A	1,537,000	1,325
Fiserv, Inc.
5.375%, 8/21/28	3,201,000	3,160
5.600%, 3/2/33	549,000	532
5.625%, 8/21/33	3,201,000	3,102
Intel Corp.
2.800%, 8/12/41	923,000	605
5.625%, 2/10/43	617,000	588
5.700%, 2/10/53	1,069,000	1,003
5.900%, 2/10/63	1,499,000	1,421
Intuit, Inc.
5.125%, 9/15/28	4,815,000	4,764
5.200%, 9/15/33	4,816,000	4,690
5.250%, 9/15/26	5,351,000	5,338
5.500%, 9/15/53	2,140,000	2,053
KLA-Tencor Corp. 3.300%, 3/1/50	881,000	586
Marvell Technology, Inc.
5.750%, 2/15/29	1,603,000	1,588
5.950%, 9/15/33	1,603,000	1,573
Micron Technology, Inc.
3.477%, 11/1/51	526,000	322
5.375%, 4/15/28	5,386,000	5,199
5.875%, 2/9/33	632,000	604
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.500%, 5/11/31	1,071,000	836
3.250%, 5/11/41	1,054,000	709
4.400%, 6/1/27	1,165,000	1,105
Oracle Corp.
4.000%, 7/15/46	1,867,000	1,317
4.375%, 5/15/55	648,000	467
5.550%, 2/6/53	1,431,000	1,254
QUALCOMM, Inc. 6.000%, 5/20/53	2,423,000	2,457
Texas Instruments, Inc.
4.900%, 3/14/33	2,187,000	2,115
5.000%, 3/14/53	2,684,000	2,432
5.050%, 5/18/63	1,609,000	1,426
VMware, Inc.
1.000%, 8/15/24	3,343,000	3,202
1.400%, 8/15/26	3,127,000	2,758
4.700%, 5/15/30	1,932,000	1,779

Total		68,326

Utilities (2.1%)
American Transmission Systems, Inc. 2.650%, 1/15/32 144A	669,000	529
Baltimore Gas & Electric Co.
2.250%, 6/15/31	1,435,000	1,141
5.400%, 6/1/53	1,607,000	1,477
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52	1,060,000	742
5.200%, 10/1/28	1,607,000	1,595
Commonwealth Edison Co. 5.300%, 2/1/53	431,000	395
Consolidated Edison Co. of New York, Inc. 5.200%, 3/1/33	3,003,000	2,899
Consumers Energy Co. 2.500%, 5/1/60	882,000	461

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
DTE Electric Co.
2.950%, 3/1/50	1,675,000	1,038
3.650%, 3/1/52	767,000	538
Duke Energy Carolinas LLC
2.550%, 4/15/31	976,000	800
2.850%, 3/15/32	1,782,000	1,454
3.550%, 3/15/52	1,298,000	886
4.950%, 1/15/33	1,597,000	1,517
5.350%, 1/15/53	2,151,000	1,966
Duke Energy Corp.
2.550%, 6/15/31	1,051,000	833
3.500%, 6/15/51	297,000	192
5.750%, 9/15/33	857,000	842
Duke Energy Florida LLC 2.400%, 12/15/31	1,431,000	1,131
Duke Energy Progress LLC
2.500%, 8/15/50	1,448,000	791
5.250%, 3/15/33	1,066,000	1,033
Entergy Arkansas LLC
2.650%, 6/15/51	1,292,000	720
5.150%, 1/15/33	2,152,000	2,066
Eversource Energy 1.650%, 8/15/30	1,630,000	1,249
Exelon Corp. 5.600%, 3/15/53	712,000	648
Israel Electric Corp., Ltd. 3.750%, 2/22/32 144A §	960,000	789
Jersey Central Power & Light Co. 2.750%, 3/1/32 144A	1,576,000	1,234
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,687,000	1,567
5.200%, 4/1/28 144A	1,614,000	1,574
MidAmerican Energy Co.
2.700%, 8/1/52	1,244,000	705
5.350%, 1/15/34	1,281,000	1,264
5.850%, 9/15/54	427,000	421
Mississippi Power Co.
3.100%, 7/30/51	1,720,000	1,019
4.250%, 3/15/42	732,000	566
NSTAR Electric Co. 3.100%, 6/1/51	885,000	553
Pacific Gas & Electric Co.
2.100%, 8/1/27	768,000	657
3.950%, 12/1/47	3,311,000	2,120
4.200%, 6/1/41	833,000	585
4.500%, 7/1/40	494,000	368
4.750%, 2/15/44	483,000	357
4.950%, 7/1/50	4,587,000	3,419
6.100%, 1/15/29	1,066,000	1,041
PacifiCorp 5.500%, 5/15/54	1,716,000	1,455
PECO Energy Co. 2.850%, 9/15/51	1,731,000	1,025
Pennsylvania Electric Co.
3.250%, 3/15/28 144A	1,398,000	1,254
5.150%, 3/30/26 144A	1,077,000	1,057
Public Service Company of Oklahoma 3.150%, 8/15/51	971,000	586
Public Service Electric & Gas Co. 1.900%, 8/15/31	2,467,000	1,915

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
2.050%, 8/1/50	398,000	203
2.700%, 5/1/50	669,000	396
5.200%, 8/1/33	2,664,000	2,602
5.450%, 8/1/53	169,000	161
Southern California Edison Co. 4.125%, 3/1/48	1,081,000	800
Virginia Electric & Power Co.
2.950%, 11/15/51	1,435,000	853
5.450%, 4/1/53	486,000	442

Total		57,931

Total Corporate Bonds (Cost: $715,542)		660,341

Governments (25.3%)
Governments (25.3%)
Bermuda Government International Bond 5.000%, 7/15/32 144A	1,186,000	1,105
Export Finance & Insurance Corp. 4.625%, 10/26/27 144A	3,690,000	3,656
Federal Home Loan Bank 1.000%, 9/30/31 ∑	5,185,000	4,134
Federal Home Loan Mortgage Corp. 0.000%, 12/14/29 PO	4,007,000	2,969
Federal National Mortgage Association
0.000%, 11/15/30 PO	11,778,000	8,282
1.520%, 8/21/35	5,256,000	3,475
1.900%, 1/25/36	4,686,000	3,198
Panama Government International Bond 6.853%, 3/28/54	2,392,000	2,221
Republic of Paraguay
5.400%, 3/30/50 144A	888,000	700
5.850%, 8/21/33 144A	2,447,000	2,314
State of Israel 4.500%, 1/17/33	2,610,000	2,430
United Mexican States
2.659%, 5/24/31	1,776,000	1,401
3.500%, 2/12/34	3,916,000	3,062
3.750%, 4/19/71	2,264,000	1,288
3.771%, 5/24/61	784,000	459
6.338%, 5/4/53	2,176,000	1,980
US Treasury
0.375%, 7/31/27	20,972,000	17,816
0.750%, 5/31/26	1,756,000	1,577
0.750%, 1/31/28	6,703,000	5,683
1.000%, 7/31/28	10,687,000	9,015
1.125%, 5/15/40	3,189,000	1,830
1.125%, 8/15/40	48,786,000	27,732
1.125%, 2/29/28	8,050,000	6,926
1.125%, 8/31/28	2,229,000	1,888
1.250%, 9/30/28	6,026,000	5,121
1.375%, 11/15/40	85,349,000	50,513
1.375%, 10/31/28	7,647,000	6,524
1.500%, 8/15/26	40,267,000	36,704
1.625%, 11/15/50	10,967,000	5,744
1.750%, 8/15/41	73,077,000	45,508
1.750%, 12/31/26	5,491,000	4,997
1.875%, 2/15/41	29,525,000	19,046
2.000%, 11/15/41	45,173,000	29,315
2.000%, 8/15/51	10,041,000	5,794

Select Bond Portfolio

Governments (25.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.000%, 11/15/26	838,000	771
2.375%, 2/15/42	7,768,000	5,369
2.375%, 3/31/29	34,567,000	30,775
2.625%, 7/31/29	5,197,000	4,663
2.750%, 7/31/27	11,543,000	10,753
2.750%, 5/31/29	4,376,000	3,964
2.875%, 5/15/52	6,847,000	4,855
2.875%, 6/15/25	19,467,000	18,742
2.875%, 8/15/28	7,739,000	7,146
3.000%, 8/15/52	31,215,000	22,745
3.000%, 7/15/25	6,079,000	5,858
3.250%, 6/30/29	35,646,000	33,126
3.500%, 1/31/28	10,442,000	9,965
3.625%, 2/15/53	7,468,000	6,176
3.625%, 5/15/53	13,867,000	11,481
3.875%, 8/15/33	1,999,000	1,889
3.875%, 2/15/43	1,975,000	1,719
3.875%, 5/15/43	16,952,000	14,738
3.875%, 4/30/25	19,989,000	19,582
4.000%, 2/15/26	307,000	301
4.125%, 8/31/30	3,582,000	3,477
4.125%, 8/15/53	20,373,000	18,495
4.125%, 1/31/25	1,831,000	1,803
4.375%, 8/15/43	3,171,000	2,958
4.375%, 10/31/24	665,000	658
4.375%, 8/31/28	21,517,000	21,304
4.500%, 11/30/24	149,000	148
4.500%, 7/15/26	11,347,000	11,242
4.625%, 9/15/26	16,339,000	16,259
4.625%, 9/30/28	11,624,000	11,631
4.750%, 7/31/25	5,334,000	5,299
5.000%, 8/31/25	60,079,000	59,957
5.250%, 11/15/28	1,355,000	1,391

Total		693,647

Total Governments (Cost: $780,583)		693,647

Municipal Bonds (0.3%)
Municipal Bonds (0.3%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	1,995
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	2,196
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	890
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	2,562
The University of Texas System 2.439%, 8/15/49 RB	925,000	552

Total Municipal Bonds (Cost: $10,462)		8,195

Structured Products (55.6%)
Asset Backed Securities (10.2%)
Ally Auto Receivables Trust, Series 2022-3, Class A3 5.070%, 6/15/31	1,172,000	1,161

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
American Express Credit Account Master Trust, Series 2023-1, Class A 4.870%, 5/15/28	2,707,000	2,673
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3 4.380%, 4/18/28	2,236,000	2,197
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A3 5.620%, 11/18/27	1,070,000	1,066
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3 5.810%, 5/18/28	2,140,000	2,137
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	1,707,000	1,599
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A 5.490%, 6/20/29 144A	4,509,000	4,387
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class A 5.810%, 12/20/29 144A	1,982,000	1,950
BA Credit Card Trust, Series 2023-A1, Class A1 4.790%, 5/15/28	865,000	853
BMW Vehicle Lease Trust, Series 2023-1, Class A4 5.070%, 6/25/26	1,628,000	1,611
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A 3.490%, 5/15/27	3,199,000	3,090
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A 4.420%, 5/15/28	2,699,000	2,633
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3 4.870%, 2/15/28	6,746,000	6,643
Chase Auto Owner Trust, Series 2022-AA, Class A4 3.990%, 3/27/28 144A	1,504,000	1,445
College Avenue Student Loans LLC, Series 2017-A, Class A1 7.084%, (US SOFR 1 Month plus 1.765%), 11/26/46 144A	672,105	674
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	607,257	571
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	1,194,412	1,098
Discover Card Execution Note Trust, Series 2022-A3, Class A3 3.560%, 7/15/27	537,000	518
Discover Card Execution Note Trust, Series 2023-A1, Class A 4.310%, 3/15/28	5,372,000	5,229
Discover Card Execution Note Trust, Series 2023-A2, Class A 4.930%, 6/15/28	9,524,000	9,408
Enterprise Fleet Financing LLC, Series 2023-1, Class A3 5.420%, 10/22/29 144A	1,996,000	1,966

Select Bond Portfolio

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ford Credit Auto Owner Trust, Series 2022-1, Class A 3.880%, 11/15/34 144A	4,285,000	4,027
Ford Credit Auto Owner Trust, Series 2022-D, Class A4 5.300%, 3/15/28	1,060,000	1,051
Ford Credit Auto Owner Trust, Series 2023-1, Class A 4.850%, 8/15/35 144A	2,842,000	2,753
Ford Credit Auto Owner Trust, Series 2023-2, Class A 5.280%, 2/15/36 144A	4,957,000	4,882
Ford Credit Auto Owner Trust, Series 2023-A, Class A3 4.650%, 2/15/28	4,627,000	4,540
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1 4.920%, 5/15/28 144A	4,226,000	4,147
GM Financial Automobile Leasing Trust, Series 2023-2, Class A4 5.090%, 5/20/27	1,491,000	1,470
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3 5.380%, 11/20/26	2,813,000	2,802
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4 5.440%, 8/20/27	955,000	951
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A3 4.820%, 8/16/27	1,841,000	1,816
GM Financial Revolving Receivables Trust, Series 2022-1, Class A 5.910%, 10/11/35 144A	2,780,000	2,800
GM Financial Revolving Receivables Trust, Series 2023-1, Class A 5.120%, 4/11/35 144A	741,000	728
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1 5.340%, 6/15/28 144A	2,843,000	2,818
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A 1.990%, 6/25/26 144A	2,553,000	2,392
Hertz Vehicle Financing III LLC, Series 2023-2A, Class 2A 5.570%, 9/25/29 144A	5,397,000	5,254
Hertz Vehicle Financing III LLC, Series 2023-4A, Class A 6.150%, 3/25/30 144A	3,182,000	3,171
Hertz Vehicle Financing LLC, Series 2022-4A, Class A 3.730%, 9/25/26 144A	2,594,000	2,486
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3 5.040%, 4/21/27	4,742,000	4,694
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A4 5.170%, 4/15/27 144A	2,377,000	2,339
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A4 5.840%, 9/15/27 144A	1,597,000	1,596

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hyundai Auto Receivables Trust, Series 2021- C, Class A4 1.030%, 12/15/27	1,869,000	1,721
Hyundai Auto Receivables Trust, Series 2022- A, Class A3 2.220%, 10/15/26	3,507,000	3,394
Hyundai Auto Receivables Trust, Series 2022- A, Class A4 2.350%, 4/17/28	1,194,000	1,118
Hyundai Auto Receivables Trust, Series 2023- A, Class A4 4.480%, 7/17/28	2,148,000	2,095
Hyundai Auto Receivables Trust, Series 2023- B, Class A3 5.480%, 4/17/28	1,222,000	1,220
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A3 4.740%, 1/15/27	3,199,000	3,148
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A4 5.250%, 2/15/29	2,454,000	2,440
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A4 4.310%, 4/16/29	1,914,000	1,851
Navient Private Education Refi Loan Trust, Series 2014-AA, Class A3
7.047%, (US SOFR 1 Month plus 1.715%), 10/15/31 144A	992,324	994
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	56,986	56
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	1,652,635	1,580
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	1,333,604	1,282
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	1,114,723	1,056
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	3,027,064	2,785
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2 2.120%, 1/15/69 144A	1,085,687	984
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	1,953,374	1,729
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A 1.110%, 2/18/70 144A	2,820,754	2,351
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	6,924,455	5,976
Navient Student Loan Trust, Series 2016-AA, Class A2B
7.597%, (US SOFR 1 Month plus 2.265%), 12/15/45 144A	462,390	465

Select Bond Portfolio

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Student Loan Trust, Series 2019-BA, Class A2A 3.390%, 12/15/59 144A	2,185,312	2,066
Navient Student Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	1,798,895	1,650
Navient Student Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	104,446	93
Navient Student Loan Trust, Series 2021-3A, Class A1A 1.770%, 8/25/70 144A	3,039,359	2,593
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	812,508	700
Navient Student Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	3,184,482	2,705
Navient Student Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	4,554,012	3,811
Navient Student Loan Trust, Series 2021-GA, Class A 1.580%, 4/15/70 144A	718,080	606
Nelnet Student Loan Trust, Series 2004-3, Class A5
5.496%, (US 90 Day Average SOFR plus 0.442%), 10/27/36	311,439	305
Nelnet Student Loan Trust, Series 2004-4, Class A5
5.476%, (US 90 Day Average SOFR plus 0.422%), 1/25/37	2,108,222	2,080
Nelnet Student Loan Trust, Series 2005-1, Class A5
5.426%, (US 90 Day Average SOFR plus 0.372%), 10/25/33	4,774,004	4,676
Nelnet Student Loan Trust, Series 2005-2, Class A5
5.603%, (US 90 Day Average SOFR plus 0.362%), 3/23/37	4,547,383	4,455
Nelnet Student Loan Trust, Series 2005-3, Class A5
5.623%, (US 90 Day Average SOFR plus 0.382%), 12/24/35	3,529,335	3,464
Nelnet Student Loan Trust, Series 2005-4, Class A4
5.683%, (US 90 Day Average SOFR plus 0.442%), 3/22/32	630,476	612
Nissan Auto Lease Trust, Series 2023-B, Class A3 5.690%, 7/15/26	5,529,000	5,520
Nissan Auto Lease Trust, Series 2023-B, Class A4 5.610%, 11/15/27	2,116,000	2,112
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4 4.450%, 11/15/29	1,459,000	1,421
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A4 4.850%, 6/17/30	1,115,000	1,097

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3 3.960%, 4/15/26 144A	2,224,000	2,193
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4 4.180%, 12/15/28 144A	1,093,000	1,064
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3 2.980%, 10/15/26	3,174,411	3,149
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3 3.400%, 12/15/26	1,539,262	1,524
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3 4.140%, 2/16/27	3,009,740	2,982
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3 4.110%, 8/17/26	2,329,273	2,314
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3 4.490%, 11/16/26	5,498,000	5,457
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3 5.750%, 4/15/27	1,242,000	1,237
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	392,748	380
SMB Private Education Loan Trust, Series 2016-B, Class A2B
6.897%, (US SOFR 1 Month plus 1.565%), 2/17/32 144A	368,735	369
SMB Private Education Loan Trust, Series 2016-C, Class A2B
6.547%, (US SOFR 1 Month plus 1.215%), 9/15/34 144A	397,795	398
SMB Private Education Loan Trust, Series 2018-C, Class A2A 3.630%, 11/15/35 144A	829,308	794
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	1,117,652	994
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A 1.600%, 9/15/54 144A	2,395,707	2,124
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	6,427,387	5,696
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	4,160,537	3,557
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	1,411,758	1,246
SMB Private Education Loan Trust, Series 2021-E, Class A1A 1.680%, 2/15/51 144A	2,762,189	2,459
SMB Private Education Loan Trust, Series 2023-B, Class A1B
7.113%, (US 30 Day Average SOFR plus 1.800%), 10/16/56 144A	2,636,424	2,653

Select Bond Portfolio

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	46,200	44
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX 1.950%, 2/15/46 144A	276,225	246
SoFi Professional Loan Program LLC, Series 2021-A, Class AFX 1.030%, 8/17/43 144A	947,369	792
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX 1.140%, 2/15/47 144A	2,214,237	1,820
Synchrony Card Funding LLC, Series 2022- A2, Class A 3.860%, 7/17/28	1,669,000	1,617
Synchrony Card Funding LLC, Series 2023- A1, Class A 5.540%, 7/15/29	8,623,000	8,608
T-Mobile U.S. Trust, Series 2022-1A, Class A 4.910%, 5/22/28 144A	2,281,000	2,250
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A4 5.430%, 4/17/28	1,337,000	1,338
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A4 4.420%, 8/15/28	1,801,000	1,752
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3 4.710%, 2/15/28	2,775,000	2,720
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3 5.160%, 4/17/28	4,418,000	4,381
Verizon Master Trust, Series 2022-2, Class A 1.530%, 7/20/28	2,007,000	1,898
Verizon Master Trust, Series 2022-4, Class A 3.400%, 11/20/28	4,341,000	4,181
Verizon Master Trust, Series 2022-6, Class A 3.670%, 1/22/29	2,765,000	2,673
Verizon Master Trust, Series 2023-1, Class A 4.490%, 1/22/29	4,180,000	4,091
Verizon Master Trust, Series 2023-2, Class A 4.890%, 4/20/28	1,546,000	1,526
Verizon Master Trust, Series 2023-4, Class A1A 5.160%, 6/20/29	7,176,000	7,123
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3 5.020%, 6/20/28	3,085,000	3,053
World Omni Select Auto Trust, Series 2023-A, Class A2A 5.920%, 3/15/27	2,586,018	2,582

Total		279,122

Mortgage Securities (45.4%)
Angel Oak Mortgage Trust, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	818,066	742
Angel Oak Mortgage Trust, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	241,753	221

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Angel Oak Mortgage Trust, Series 2021-6, Class A1 1.458%, (AFC), 9/25/66 144A	1,598,438	1,229
Barclays Commercial Mortgage Securities LLC, Series 2018-C2, Class ASB 4.236%, 12/15/51	695,825	664
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A Σ	1,064,927	982
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A Σ	483,210	462
BX Commercial Mortgage Trust, Series 2021- VOLT, Class A
6.147%, (US SOFR 1 Month plus 0.815%), 9/15/36 144A	6,842,000	6,657
BX Trust, Series 2021-XL2, Class A
6.135%, (US SOFR 1 Month plus 0.803%), 10/15/38 144A	2,499,049	2,441
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	715,950	681
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	78,843	75
COLT Mortgage Loan Trust, Series 2021-2, Class A1 0.924%, (AFC), 8/25/66 144A	2,123,698	1,606
COLT Mortgage Loan Trust, Series 2021-4, Class A1 1.397%, (AFC), 10/25/66 144A	2,284,004	1,753
COMM Mortgage Trust, Series 2013-CR13, Class A4 4.194%, (AFC), 11/10/46	642,647	641
COMM Mortgage Trust, Series 2014-UBS4, Class A4 3.420%, 8/10/47	2,348,000	2,292
COMM Mortgage Trust, Series 2015-LC23, Class A3 3.521%, 10/10/48	1,180,282	1,137
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
6.202%, (US SOFR 1 Month plus 0.869%), 10/15/38 144A	2,683,946	2,620
Federal Home Loan Mortgage Corp.
2.000%, 6/1/40	6,566,899	5,337
2.000%, 7/1/40	6,774,387	5,506
2.000%, 8/1/40	7,002,300	5,687
2.000%, 11/1/40	8,723,675	7,077
2.000%, 12/1/40	2,009,744	1,627
2.000%, 1/1/41	1,511,043	1,223
2.000%, 2/1/41	1,640,176	1,326
2.000%, 4/1/41	1,668,220	1,346
2.000%, 7/1/41	2,445,674	1,966
2.000%, 11/1/41	3,084,145	2,465
2.000%, 1/1/42	1,841,485	1,471
2.000%, 2/1/42	14,435,578	11,520
2.000%, 8/1/42	2,913,639	2,340
2.000%, 2/1/47	1,122,575	863
2.000%, 12/1/51	861,754	663
2.500%, 4/1/42	989,283	811

Select Bond Portfolio

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.500%, 5/1/42	3,947,775	3,214
2.500%, 6/1/42	1,351,453	1,108
2.500%, 8/1/43	3,242,041	2,672
2.500%, 6/1/46	3,748,042	3,090
2.500%, 9/1/51	6,617,487	5,324
2.500%, 2/1/52	717,628	575
2.500%, 3/1/52	2,341,164	1,870
2.895%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.641%), 5/1/49	897,135	878
3.000%, 4/1/40	1,812,322	1,568
3.000%, 4/1/43	5,096,295	4,356
3.000%, 8/1/43	3,235,908	2,766
3.000%, 4/1/45	4,731,823	4,045
3.000%, 9/1/46	2,952,625	2,499
3.000%, 1/1/47	2,481,827	2,098
3.000%, 2/1/47	2,278,975	1,927
3.137%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.640%), 11/1/48	1,592,450	1,535
3.913%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,373,901	1,285
3.986%, (US 30 Day Average SOFR plus 2.140%), 8/1/52	1,886,642	1,733
4.000%, 7/1/49	3,874,709	3,534
4.118%, (US 30 Day Average SOFR plus 2.191%), 10/1/52	12,229,842	11,276
4.123%, (US 30 Day Average SOFR plus 2.380%), 9/1/52	935,253	880
4.189%, (US 30 Day Average SOFR plus 2.304%), 5/1/53	5,324,302	5,069
4.299%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,620,690	1,535
4.500%, 6/1/39	83,116	80
4.500%, 7/1/39	109,515	105
5.023%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.637%), 3/1/49	1,204,588	1,203
5.120%, (US 30 Day Average SOFR plus 2.216%), 8/1/53	1,119,576	1,091
5.235%, (US 30 Day Average SOFR plus 2.293%), 6/1/53	1,157,254	1,132
5.407%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.628%), 11/1/43	212,355	214
5.427%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.637%), 4/1/48	2,967,852	2,975
5.551%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.687%), 9/1/47	1,424,860	1,425
5.769%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.611%), 10/1/43	265,528	269
6.016%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.724%), 1/1/44	503,893	505
6.091%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.642%), 10/1/43	266,486	269

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
6.233%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.770%), 9/1/42	241,293	244
6.339%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.683%), 2/1/43	358,519	363
6.809%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.642%), 8/1/43	212,089	212
6.835%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.638%), 9/1/45	2,051,198	2,061
6.881%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.635%), 7/1/43	135,275	136
7.042%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.650%), 3/1/43	219,610	220
7.136%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.605%), 9/1/43	137,196	138
Federal Home Loan Mortgage Corp., Series 1582, Class M 2.500%, 5/25/49	1,726,612	1,451
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	2,623,287	2,295
Federal Home Loan Mortgage Corp., Series 2012-272, Class F1
5.928%, (US 30 Day Average SOFR plus 0.615%), 8/15/42	1,599,767	1,550
Federal Home Loan Mortgage Corp., Series 2012-280, Class F1
5.928%, (US 30 Day Average SOFR plus 0.615%), 9/15/42	1,634,040	1,583
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	138,768	139
Federal Home Loan Mortgage Corp., Series 271, Class F5
5.928%, (US 30 Day Average SOFR plus 0.615%), 8/15/42	1,012,749	981
Federal Home Loan Mortgage Corp., Series 3924, Class NC 4.000%, 9/15/41	1,600,392	1,485
Federal Home Loan Mortgage Corp., Series 4047, Class CX 3.500%, 5/15/42	2,934,000	2,558
Federal Home Loan Mortgage Corp., Series 4091, Class EX 3.375%, 7/15/42	1,054,558	943
Federal Home Loan Mortgage Corp., Series 4122, Class FP
5.828%, (US 30 Day Average SOFR plus 0.515%), 10/15/42	789,512	763
Federal Home Loan Mortgage Corp., Series 4177, Class HB 2.500%, 10/15/42	1,010,000	833
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	901,612	737

Select Bond Portfolio

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4240, Class FA
5.928%, (US 30 Day Average SOFR plus 0.615%), 8/15/43	2,996,535	2,900
Federal Home Loan Mortgage Corp., Series 4248, Class FT
5.928%, (US 30 Day Average SOFR plus 0.615%), 9/15/43	1,035,960	1,007
Federal Home Loan Mortgage Corp., Series 4286, Class VF
5.878%, (US 30 Day Average SOFR plus 0.565%), 12/15/43	2,198,855	2,131
Federal Home Loan Mortgage Corp., Series 4446, Class CP 2.250%, 3/15/45	1,390,679	1,175
Federal Home Loan Mortgage Corp., Series 4582, Class HA 3.000%, 9/15/45	5,194,074	4,663
Federal Home Loan Mortgage Corp., Series 4614, Class FG
5.928%, (US 30 Day Average SOFR plus 0.615%), 9/15/46	1,189,782	1,148
Federal Home Loan Mortgage Corp., Series 4628, Class KF
5.928%, (US 30 Day Average SOFR plus 0.615%), 1/15/55	1,472,416	1,403
Federal Home Loan Mortgage Corp., Series 4631, Class FA
5.928%, (US 30 Day Average SOFR plus 0.615%), 11/15/46	1,985,238	1,916
Federal Home Loan Mortgage Corp., Series 4719, Class LA 3.500%, 9/15/47	1,476,555	1,318
Federal Home Loan Mortgage Corp., Series 4719, Class LM 3.000%, 9/15/47	1,163,035	1,003
Federal Home Loan Mortgage Corp., Series 4742, Class PA 3.000%, 10/15/47	1,985,932	1,729
Federal Home Loan Mortgage Corp., Series 4793, Class FD
5.728%, (US 30 Day Average SOFR plus 0.415%), 6/15/48	448,926	428
Federal Home Loan Mortgage Corp., Series 4826, Class KF
5.728%, (US 30 Day Average SOFR plus 0.415%), 9/15/48	935,959	896
Federal Home Loan Mortgage Corp., Series 4857, Class JA 3.350%, 1/15/49	4,777,690	4,387
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	1,837,734	1,606
Federal Home Loan Mortgage Corp., Series 4903, Class NF
5.829%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	921,707	889
Federal Home Loan Mortgage Corp., Series 4927, Class BG 3.000%, 11/25/49	2,011,979	1,745

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4937, Class MD 2.500%, 10/25/49	2,022,482	1,710
Federal Home Loan Mortgage Corp., Series 4941, Class GA 2.000%, 12/15/47	1,152,035	925
Federal Home Loan Mortgage Corp., Series 4979, Class UC 1.500%, 6/25/50	3,712,088	2,877
Federal Home Loan Mortgage Corp., Series 4993, Class KF
5.879%, (US 30 Day Average SOFR plus 0.565%), 7/25/50	8,340,761	7,960
Federal Home Loan Mortgage Corp., Series 5004, Class FM
5.779%, (US 30 Day Average SOFR plus 0.465%), 8/25/50	1,767,712	1,673
Federal Home Loan Mortgage Corp., Series 5020, Class ET 3.500%, 10/25/50	1,643,350	1,442
Federal Home Loan Mortgage Corp., Series 5091, Class AB 1.500%, 3/25/51	3,222,373	2,473
Federal Home Loan Mortgage Corp., Series 5116, Class PB 2.250%, 2/25/51	2,106,971	1,720
Federal Home Loan Mortgage Corp., Series 5118, Class CA 1.500%, 10/15/33	1,715,000	1,446
Federal Home Loan Mortgage Corp., Series 5119, Class AB 1.500%, 8/25/49	1,710,975	1,305
Federal Home Loan Mortgage Corp., Series 5119, Class QF
5.515%, (US 30 Day Average SOFR plus 0.200%), 6/25/51	2,492,302	2,331
Federal Home Loan Mortgage Corp., Series 5143, Class GA 2.000%, 6/25/49	1,247,854	970
Federal Home Loan Mortgage Corp., Series 5156, Class DC 2.000%, 9/25/51	2,231,997	1,828
Federal Home Loan Mortgage Corp., Series 5159, Class UA 2.500%, 12/25/48	2,192,434	1,856
Federal Home Loan Mortgage Corp., Series 5178, Class TP 2.500%, 4/25/49	2,767,512	2,318
Federal Home Loan Mortgage Corp., Series 5182, Class D 2.500%, 11/25/43	8,637,421	7,581
Federal Home Loan Mortgage Corp., Series 5184, Class AB 2.500%, 5/25/48	1,279,026	1,085
Federal Home Loan Mortgage Corp., Series 5194, Class G 2.500%, 1/25/51	2,493,395	1,995
Federal Home Loan Mortgage Corp., Series 5201, Class CA 2.500%, 7/25/48	2,494,338	2,142

Select Bond Portfolio

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5202, Class BH 2.000%, 12/25/47	1,392,227	1,216
Federal Home Loan Mortgage Corp., Series 5202, Class LA 2.500%, 5/25/49	2,516,918	2,122
Federal Home Loan Mortgage Corp., Series 5203, Class G 2.500%, 11/25/48	1,120,050	940
Federal Home Loan Mortgage Corp., Series 5207, Class PA 3.000%, 6/25/51	2,698,330	2,294
Federal Home Loan Mortgage Corp., Series 5217, Class CD 2.500%, 7/25/49	2,085,502	1,842
Federal Home Loan Mortgage Corp., Series 5220, Class QK 3.500%, 9/25/50	4,008,334	3,671
Federal Home Loan Mortgage Corp., Series 5300, Class C 2.000%, 9/25/47	3,470,018	3,112
Federal Home Loan Mortgage Corp., Series 5335, Class FB
6.128%, (US 30 Day Average SOFR plus 0.815%), 10/15/39	3,492,349	3,492
Federal Home Loan Mortgage Corp., Series 5338, Class FH
5.728%, (US 30 Day Average SOFR plus 0.415%), 4/15/45	3,333,567	3,212
Federal Home Loan Mortgage Corp., Series KG08, Class A2 4.134%, (AFC), 5/25/33	3,455,000	3,156
Federal National Mortgage Association
1.500%, 10/1/41	8,676,553	6,697
1.500%, 11/1/41	23,884,192	18,436
1.500%, 7/1/51	9,666,447	6,962
2.000%, 6/1/40	1,991,593	1,619
2.000%, 7/1/40	6,682,373	5,433
2.000%, 9/1/40	7,471,992	6,068
2.000%, 10/1/40	8,212,587	6,667
2.000%, 11/1/40	7,048,290	5,721
2.000%, 12/1/40	35,207,143	28,526
2.000%, 1/1/41	12,163,566	9,848
2.000%, 2/1/41	104,755	84
2.000%, 5/1/41	12,997,446	10,510
2.000%, 6/1/41	767,273	618
2.000%, 7/1/41	12,141,010	9,763
2.000%, 10/1/41	4,444,670	3,576
2.000%, 11/1/41	2,322,810	1,857
2.000%, 1/1/42	2,874,920	2,297
2.000%, 2/1/42	31,446,673	25,145
2.000%, 4/1/42	2,313,736	1,852
2.000%, 11/1/42	1,155,888	936
2.000%, 4/1/46	6,935,955	5,359
2.000%, 1/1/47	1,293,159	996
2.000%, 3/1/47	9,135,407	7,035
2.500%, 12/1/40	4,202,719	3,502
2.500%, 5/1/41	4,277,384	3,554
2.500%, 8/1/41	2,136,011	1,750
2.500%, 2/1/42	2,466,028	2,055
2.500%, 4/1/42	5,274,641	4,334

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.500%, 5/1/42	3,212,334	2,640
2.500%, 6/1/42	2,914,990	2,393
2.500%, 5/1/46	1,013,709	819
2.500%, 12/1/47	5,870,907	4,913
2.500%, 10/1/50	3,843,223	3,102
2.500%, 3/1/52	2,770,175	2,218
2.752%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.606%), 6/1/50	1,458,986	1,315
3.000%, 11/1/39	1,451,269	1,299
3.000%, 5/1/40	4,199,208	3,619
3.000%, 11/1/42	2,160,432	1,847
3.000%, 1/1/43	2,185,567	1,869
3.000%, 2/1/43	12,471,658	10,569
3.000%, 7/1/43	1,701,162	1,454
3.000%, 8/1/43	2,330,489	1,992
3.000%, 9/1/43	1,917,425	1,639
3.000%, 12/1/43	2,218,582	1,897
3.000%, 2/1/44	2,247,519	1,922
3.000%, 10/1/44	11,698,193	10,002
3.000%, 2/1/45	3,680,760	3,147
3.000%, 10/1/46	7,362,377	6,263
3.000%, 11/1/46	6,273,972	5,313
3.000%, 12/1/46	9,099,068	7,716
3.000%, 1/1/47	6,370,295	5,381
3.000%, 2/1/47	9,121,075	7,754
3.000%, 3/1/47	1,274,668	1,076
3.000%, 2/1/48	1,586,037	1,341
3.000%, 4/1/48	8,995,073	7,691
3.000%, 8/1/48	1,883,387	1,610
3.000%, 12/1/48	3,954,150	3,338
3.000%, 1/1/49	871,287	745
3.000%, 2/1/49	3,785,565	3,198
3.000%, 10/1/49	27,506,317	23,518
3.000%, 2/1/50	30,103,175	25,509
3.000%, 5/1/50	8,631,632	7,461
3.000%, 7/1/50	11,087,432	9,355
3.000%, 7/1/52	1,703,419	1,474
3.000%, 2/1/55	1,245,273	1,046
3.000%, 7/1/60	15,024,757	12,282
3.029%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.603%), 3/1/50	3,344,520	3,265
3.500%, 6/1/41	1,800,399	1,623
3.500%, 3/1/42	1,469,685	1,304
3.500%, 4/1/42	3,108,277	2,758
3.500%, 5/1/42	815,656	734
3.500%, 6/1/42	1,485,718	1,334
3.500%, 11/1/42	1,184,089	1,050
3.500%, 12/1/43	5,643,871	4,974
3.500%, 1/1/44	816,211	735
3.500%, 2/1/46	2,873,438	2,529
3.500%, 7/1/47	14,474,513	12,837
3.500%, 7/1/48	909,714	793
3.500%, 4/1/50	3,376,004	2,976
3.679%, (US 30 Day Average SOFR plus 2.370%), 8/1/52	1,973,381	1,837
3.969%, (US 30 Day Average SOFR plus 2.120%), 8/1/52	804,871	741
4.000%, 9/1/33	680,474	647

Select Bond Portfolio

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 3/1/35	11,200,215	10,809
4.000%, 10/1/37	5,042,389	4,849
4.000%, 6/1/38	1,101,548	1,023
4.000%, 4/1/45	31,583,040	28,732
4.000%, 9/1/45	442,573	406
4.000%, 1/1/46	2,271,850	2,084
4.000%, 4/1/47	565,683	516
4.000%, 10/1/47	432,412	396
4.000%, 7/1/48	7,142,672	6,504
4.000%, 12/1/48	1,140,316	1,046
4.000%, 5/1/49	1,137,382	1,039
4.126%, (US 30 Day Average SOFR plus 2.120%), 9/1/52	2,761,641	2,643
4.144%, (US 30 Day Average SOFR plus 2.120%), 7/1/52	2,826,023	2,622
4.149%, (US 30 Day Average SOFR plus 2.132%), 10/1/52	6,521,269	6,239
4.219%, (US 30 Day Average SOFR plus 2.370%), 9/1/52	923,198	875
4.240%, (US 30 Day Average SOFR plus 2.127%), 11/1/52	2,318,762	2,224
4.303%, (US 30 Day Average SOFR plus 2.125%), 8/1/52	3,602,394	3,423
4.346%, (US 30 Day Average SOFR plus 2.124%), 7/1/52	3,431,239	3,265
4.500%, 6/1/41	88,594	84
4.500%, 3/1/43	1,159,584	1,095
4.500%, 10/1/45	1,807,266	1,696
4.500%, 2/1/46	66,580	62
4.500%, 7/1/48	1,869,367	1,753
4.500%, 11/1/48	840,481	791
4.622%, (US 30 Day Average SOFR plus 2.125%), 8/1/52	3,938,535	3,779
4.632%, (US 30 Day Average SOFR plus 2.123%), 8/1/52	2,968,533	2,810
4.649%, (US 30 Day Average SOFR plus 2.130%), 8/1/52	3,044,002	2,923
4.756%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.582%), 1/1/46	1,913,190	1,920
5.008%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.578%), 6/1/45	748,279	752
5.500%, 9/1/52	2,646,412	2,611
6.000%, 5/1/53	8,014,058	7,912
6.382%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.581%), 10/1/43	557,726	563
6.500%, 11/1/52	1,153,212	1,192
6.500%, 12/1/52	803,932	831
6.500%, 2/1/53	581,193	601
6.739%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.560%), 6/1/43	155,393	156
6.930%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.653%), 1/1/43	151,405	153
6.953%, (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.560%), 3/1/43	34,807	34

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association Stripped, Series 414, Class A35 3.500%, 10/25/42	2,248,007	2,020
Federal National Mortgage Association, Series 2012-111, Class FC
5.829%, (US 30 Day Average SOFR plus 0.515%), 10/25/42	1,312,253	1,277
Federal National Mortgage Association, Series 2012-133, Class JF
5.779%, (US 30 Day Average SOFR plus 0.465%), 12/25/42	1,365,017	1,315
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	947,976	770
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	3,121,602	2,703
Federal National Mortgage Association, Series 2013-15, Class FA
5.779%, (US 30 Day Average SOFR plus 0.465%), 3/25/43	1,641,753	1,581
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	1,122,485	921
Federal National Mortgage Association, Series 2014-25, Class EL 3.000%, 5/25/44	1,517,513	1,313
Federal National Mortgage Association, Series 2014-74, Class PC 2.500%, 6/25/44	1,256,513	1,131
Federal National Mortgage Association, Series 2015-20, Class EF
5.779%, (US 30 Day Average SOFR plus 0.465%), 4/25/45	3,840,155	3,687
Federal National Mortgage Association, Series 2015-26, Class GF
5.729%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	2,381,927	2,291
Federal National Mortgage Association, Series 2015-32, Class FA
5.729%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	1,449,244	1,387
Federal National Mortgage Association, Series 2015-48, Class FB
5.729%, (US 30 Day Average SOFR plus 0.415%), 7/25/45	1,782,063	1,707
Federal National Mortgage Association, Series 2015-8, Class AP 2.000%, 3/25/45	2,785,610	2,348
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	3,647,814	3,253
Federal National Mortgage Association, Series 2016-19, Class FD
5.829%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	5,262,240	5,171
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	3,674,427	3,246

Select Bond Portfolio

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	7,510,352	6,001
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	1,189,662	1,052
Federal National Mortgage Association, Series 2017-78, Class FC
5.779%, (US 30 Day Average SOFR plus 0.465%), 10/25/47	1,737,333	1,668
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	2,274,833	2,068
Federal National Mortgage Association, Series 2018-38, Class MA 3.300%, 6/25/48	2,336,335	2,136
Federal National Mortgage Association, Series 2018-64, Class A 3.000%, 9/25/48	1,521,987	1,285
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	1,213,217	1,017
Federal National Mortgage Association, Series 2018-85, Class EA 3.500%, 12/25/48	1,274,509	1,168
Federal National Mortgage Association, Series 2019-15, Class FA
5.929%, (US 30 Day Average SOFR plus 0.615%), 4/25/49	907,480	877
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	2,456,861	2,170
Federal National Mortgage Association, Series 2019-41, Class FG
5.929%, (US 30 Day Average SOFR plus 0.615%), 8/25/59	2,180,820	2,084
Federal National Mortgage Association, Series 2019-43, Class FC
5.829%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	1,819,084	1,752
Federal National Mortgage Association, Series 2019-67, Class FB
5.879%, (US 30 Day Average SOFR plus 0.565%), 11/25/49	900,637	868
Federal National Mortgage Association, Series 2020-34, Class F
5.879%, (US 30 Day Average SOFR plus 0.565%), 6/25/50	1,246,514	1,196
Federal National Mortgage Association, Series 2020-45, Class JL 3.000%, 7/25/40	2,909,259	2,532
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	1,332,773	1,052
Federal National Mortgage Association, Series 2020-48, Class DA 2.000%, 7/25/50	4,007,284	3,190
Federal National Mortgage Association, Series 2020-59, Class NC 3.000%, 8/25/40	1,896,666	1,665

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2021-22, Class MN 2.750%, 10/25/50	2,099,769	1,758
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	5,640,629	4,285
Federal National Mortgage Association, Series 2021-42, Class AC 2.000%, 2/25/51	1,708,710	1,389
Federal National Mortgage Association, Series 2021-73, Class A 2.500%, 11/25/49	2,216,439	1,839
Federal National Mortgage Association, Series 2021-78, Class ND 1.500%, 11/25/51	3,212,433	2,512
Federal National Mortgage Association, Series 2021-78, Class PA 2.500%, 11/25/51	1,926,155	1,602
Federal National Mortgage Association, Series 2021-86, Class MA 2.500%, 11/25/47	3,672,165	3,141
Federal National Mortgage Association, Series 2021-91, Class AB 2.500%, 9/25/49	2,130,539	1,774
Federal National Mortgage Association, Series 2022-11, Class A 2.500%, 7/25/47	5,399,493	4,685
Federal National Mortgage Association, Series 2022-28, Class CA 2.000%, 1/25/48	2,045,196	1,780
Federal National Mortgage Association, Series 2022-3, Class N 2.000%, 10/25/47	6,281,358	5,214
Federal National Mortgage Association, Series 2023-37, Class FH
5.829%, (US 30 Day Average SOFR plus 0.515%), 1/25/50	3,682,036	3,555
Federal National Mortgage Association, Series 2023-38, Class FC
5.979%, (US 30 Day Average SOFR plus 0.665%), 6/25/40	2,372,689	2,338
Government National Mortgage Association
2.500%, 12/20/37	2,634,070	2,308
2.500%, 6/20/38	4,924,636	4,309
3.000%, 6/20/43	2,220,282	1,898
3.000%, 8/20/43	726,899	621
3.000%, 10/20/46	379,040	324
3.000%, 12/20/46	1,871,592	1,600
3.000%, 1/20/47	637,967	545
3.000%, 3/20/47	1,449,833	1,239
3.000%, 4/20/47	2,019,686	1,726
3.000%, 7/20/47	679,735	581
3.000%, 8/20/47	902,493	771
3.000%, 9/20/47	467,325	399
3.000%, 11/15/47	6,721,207	5,853
3.000%, 11/20/47	1,513,852	1,294
3.000%, 12/20/47	148,214	125
3.000%, 1/20/48	866,402	738
3.000%, 2/20/48	661,212	564
3.000%, 3/20/48	227,065	194
3.000%, 10/20/50	5,756,229	4,895

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Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.500%, 1/20/48	1,186,915	1,055
4.000%, 3/20/48	338,890	307
4.000%, 4/20/48	1,122,531	1,017
4.500%, 8/15/47	207,752	198
4.500%, 6/20/48	1,379,430	1,293
4.500%, 2/20/49	1,415,300	1,291
6.000%, 1/20/53	9,539,085	9,527
Government National Mortgage Association TBA 6.500%, 11/20/53	27,900,000	28,040
Government National Mortgage Association, Series 2012-141, Class WA 4.516%, 11/16/41	413,022	389
Government National Mortgage Association, Series 2013-152, Class HA 2.500%, 6/20/43	2,015,174	1,785
Government National Mortgage Association, Series 2014-181, Class L 3.000%, 12/20/44	1,211,000	1,044
Government National Mortgage Association, Series 2015-144, Class CA 2.500%, 10/20/45	2,082,865	1,756
Government National Mortgage Association, Series 2015-161, Class GF
5.739%, (US SOFR 1 Month plus 0.415%), 11/20/45	1,125,783	1,083
Government National Mortgage Association, Series 2016-93, Class AB 1.750%, 7/20/44	2,211,262	1,701
Government National Mortgage Association, Series 2017-139, Class GA 3.000%, 9/20/47	4,743,863	4,125
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	1,205,302	1,075
Government National Mortgage Association, Series 2018-65, Class DC 3.500%, 5/20/48	1,482,000	1,282
Government National Mortgage Association, Series 2021-227, Class E 2.500%, 7/20/50	8,916,799	7,397
Government National Mortgage Association, Series 2021-23, Class MG 1.500%, 2/20/51	3,877,739	3,075
Government National Mortgage Association, Series 2021-27, Class BD 5.000%, 2/20/51	1,542,887	1,478
Government National Mortgage Association, Series 2021-27, Class CW 5.001%, 2/20/51	2,270,772	2,145
Government National Mortgage Association, Series 2021-27, Class NT 5.000%, 2/20/51	1,748,651	1,623
Government National Mortgage Association, Series 2021-27, Class Q 5.000%, 2/20/51	1,547,663	1,441
Government National Mortgage Association, Series 2021-8, Class CY 5.000%, 1/20/51	1,569,972	1,515

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2022-107, Class C 2.500%, 6/20/51	7,265,731	5,909
Government National Mortgage Association, Series 2022-153, Class KA 4.000%, 12/20/49	2,126,861	2,006
Government National Mortgage Association, Series 2022-191, Class B 4.000%, 6/20/41	8,606,000	7,712
Government National Mortgage Association, Series 2022-191, Class BY 4.000%, 8/20/41	9,389,000	8,430
Government National Mortgage Association, Series 2022-197, Class LF
6.014%, (US 30 Day Average SOFR plus 0.700%), 11/20/52	6,614,336	6,438
Government National Mortgage Association, Series 2022-205, Class A 2.000%, 9/20/51	2,661,370	2,009
Government National Mortgage Association, Series 2022-31, Class GH 2.500%, 12/20/49	4,733,318	4,022
Government National Mortgage Association, Series 2022-5, Class BA 2.000%, 10/20/49	9,323,246	7,590
Government National Mortgage Association, Series 2022-50, Class DC 2.500%, 8/20/51	2,208,618	1,865
Government National Mortgage Association, Series 2022-66, Class CG 3.500%, 4/20/52	4,379,802	4,029
Government National Mortgage Association, Series 2022-84, Class A 2.500%, 1/20/52	13,715,158	11,216
GS Mortgage Securities Trust, Series 2014- GC18, Class A4 4.074%, 1/10/47	3,116,000	3,096
GS Mortgage Securities Trust, Series 2015- GC32, Class A3 3.498%, 7/10/48	1,117,436	1,065
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	3,499,000	2,685
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	1,260,637	1,222
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 4.166%, 12/15/46	130,172	130
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3 3.392%, 12/15/49	674,000	625
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4 4.198%, 1/15/47	397,475	390
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	735,697	721

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Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	3,585,613	3,462
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5 3.821%, 7/15/48	1,895,000	1,783
MED Trust, Series 2021-MDLN, Class A
6.396%, (US SOFR 1 Month plus 1.065%), 11/15/38 144A	4,312,304	4,204
MFRA Trust, Series 2021-NQM2, Class A1 1.029%, (AFC), 11/25/64 144A	893,357	727
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	1,911,000	1,479
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	382,075	352
NewRez Warehouse Securitization Trust, Series 2021-1, Class A
6.184%, (US SOFR 1 Month plus 0.865%), 5/25/55 144A	5,571,800	5,548
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/25	2,120	1
Starvest Emerging Markets CBO I, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	582,702	509
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	135,428	125
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	636,763	587
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	741,853	641
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	2,036,105	1,669
Uniform Mortgage Backed Security TBA
6.000%, 10/12/53	90,700,000	89,510
6.000%, 11/13/53	32,300,000	31,861
6.000%, 12/13/53	6,500,000	6,414
6.500%, 10/12/53	4,000,000	4,018
6.500%, 11/13/53	2,200,000	2,209
Verus Securitization Trust, Series 2019-4, Class A1 2.642%, (AFC), 11/25/59 144A ∑	625,952	596
Verus Securitization Trust, Series 2019-INV3, Class A1 2.692%, (AFC), 11/25/59 144A	253,130	242
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	362,329	353
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	976,265	812
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	1,907,292	1,589

Structured Products (55.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	1,452,948	1,205
Verus Securitization Trust, Series 2021-4, Class A1 0.938%, (AFC), 7/25/66 144A	1,861,590	1,404
Verus Securitization Trust, Series 2021-5, Class A1 1.013%, (AFC), 9/25/66 144A	4,714,690	3,697
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	2,074,350	1,728
Verus Securitization Trust, Series 2021-8, Class A1 1.824%, (AFC), 11/25/66 144A	2,039,909	1,679
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	779,840	692
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	878,254	768
Visio Trust, Series 2020-1R, Class A1 1.312%, 11/25/55 144A	610,043	536

Total		1,244,703

Total Structured Products (Cost: $1,617,265)		1,523,825

Total Investments (105.3%) (Cost: $3,123,852)@		2,886,008

Other Assets, Less Liabilities (-5.3%)		(144,716)

Net Assets (100.0%)		2,741,292

Select Bond Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023 the value of these securities (in thousands) was $257,488 representing 9.4% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2023, the aggregate value of these securities was $789 (in thousands), representing 0.0% of net assets.

∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,123,852 and the net unrealized depreciation of investments based on that cost was $237,844 which is comprised of $378 aggregate gross unrealized appreciation and $238,222 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$8,195	$—
Corporate Bonds	—	660,341	—
Governments	—	693,647	—
Structured Products	—	1,523,825	—

Total Assets:	$—	$2,886,008	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements
ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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